RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

21— RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	Year Ended December 31,
	2022	2021	2020
Gross research and development expenses	(5,751)	(4,757)	(5,173)
Research Tax Credit	581	617	492
Grants	250	739	184
Net Research and development expenses	(4,920)	(3,402)	(4,496)

In 2022, grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project).

In 2021, grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project) and of a financial impact for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project). Ref. Note 12.

In 2020, grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project).

Research and development costs are expensed as incurred and include amortization of assets, costs of prototypes, salaries, benefits and other headcount related costs, contract and other outside service fees, and facilities and overhead costs.